TAXATION - Prepaid income taxes (Details) $ in Millions, Rp in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
TAXATION
Total corporate income tax		Rp 1,817	Rp 1,398
Current portion	$ (77)	(1,079)	(310)
Non-current portion (Note 15)		738	1,088
The company
TAXATION
Total corporate income tax		465	406
Subsidiaries
TAXATION
Total corporate income tax		Rp 1,352	Rp 992